SCHEDULE OF SUPPLEMENTAL CASH FLOWS INFORMATION RELATED TO LEASES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases
Operating cash outflows for operating leases	$ (814,637)	$ (1,093,819)
Financing cash outflows for finance leases		(2,994)
Operating lease liabilities	1,149,384	608,040
Finance lease liabilities